SUBSEQUENT EVENTS (Details) - USD ($)		12 Months Ended
	Jan. 04, 2023	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Number of shares repurchased		2,567,640	30,904,110
Value of shares repurchased		$ 1,553,878	$ 18,446,119
Subsequent Event | Securities repurchase agreement with ReneSola Singapore | American Depository Shares (ADS)
SUBSEQUENT EVENTS
Number of shares repurchased	3,000,000
Repurchase price per share	$ 4.40
Value of shares repurchased	$ 13,200,000
Subsequent Event | Securities repurchase agreement with ReneSola Singapore | Shah Capital | American Depository Shares (ADS)
SUBSEQUENT EVENTS
Number of shares repurchased	2,050,000
Repurchase price per share	$ 4.40
Value of shares repurchased	$ 9,020,000